CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Trade payables	$ 113.7	$ 119.1
Accrued liabilities	283.1	302.0
Employee related accrued liabilities	134.7	128.9
Total accounts payable and accrued liabilities	531.5	550.0
Accrued interest payable	$ 36.3	$ 41.9